Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 03, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Feb. 12, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Oct. 28, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Nov. 13, 2023
C000254839
Account Value [Line Items]
Line Graph and Table Measure Name	GMO Beyond China ETF at NAV
Account Value	$ 10,903		$ 10,446	$ 9,918	$ 9,650	$ 9,684	$ 10,000
C000254840
Account Value [Line Items]
Line Graph and Table Measure Name	GMO International Quality ETF at NAV
Account Value	$ 10,282		10,207	9,818	9,413	9,738		$ 9,690	$ 9,158	$ 9,440	$ 9,706	$ 10,000
C000254841
Account Value [Line Items]
Line Graph and Table Measure Name	GMO International Value ETF at NAV
Account Value	$ 11,709		11,455	10,902	10,674	10,434		9,930	9,532	9,732	9,852	10,000
C000254842
Account Value [Line Items]
Line Graph and Table Measure Name	GMO Systematic Investment Grade Credit ETF at NAV
Account Value	$ 10,209	$ 10,000
C000246461
Account Value [Line Items]
Line Graph and Table Measure Name	GMO U.S. Quality ETF at NAV
Account Value	$ 13,853		13,106	12,477	12,634	13,367		13,545	12,917	13,247	12,701		$ 13,117	$ 12,879	$ 12,513	$ 12,462	$ 11,882	$ 11,523	$ 11,921	$ 11,632	$ 10,997	$ 10,665	$ 10,322	$ 10,000
C000254843
Account Value [Line Items]
Line Graph and Table Measure Name	GMO U.S. Value ETF at NAV
Account Value	$ 10,178		9,700	9,483	9,887	10,189		10,236	9,801	10,427	9,815	10,000
GMO Index: MSCI Emerging Markets ex-China Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex-China Index
Account Value	$ 11,304		10,569	10,075	9,700	9,696	$ 10,000
GMO Index: MSCI World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index
Account Value	$ 11,427		11,165	10,663	10,199	10,258		10,081	9,603	9,868	9,844	10,000
GMO Index: MSCI World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index
Account Value	$ 11,427		11,165	10,663	10,199	10,258		10,081	9,603	9,868	9,844	10,000
GMO Index: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,183	10,000
GMO Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 14,392		13,695	12,884	12,972	13,747		13,928	13,551	13,882	13,112		$ 13,232	$ 12,956	$ 12,649	$ 12,497	$ 12,064	$ 11,494	$ 11,983	$ 11,610	$ 11,021	$ 10,839	$ 10,368	$ 10,000
GMO Index: MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Account Value	$ 10,794		10,266	9,644	9,693	10,296		10,460	10,151	10,416	9,803	10,000
GMO Index: MSCI World ex USA Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Value Index
Account Value	$ 11,776		11,552	11,092	10,654	10,453		10,117	9,660	9,872	9,874	10,000
GMO Index: S&P/IFCI Composite
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Index
Account Value	$ 10,203	$ 10,000
GMO Index: MSCI USA Value (Gross) Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Value (Gross) Index
Account Value	$ 10,307		$ 9,867	$ 9,612	$ 9,965	$ 10,213		$ 10,116	$ 9,683	$ 10,407	$ 9,870	$ 10,000